LEASES	12 Months Ended
Jan. 31, 2024
Leases [Abstract]
LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 10 years. We do not have any finance leases as of January 31, 2024 and 2023.

The components of lease expenses for the years ended January 31, 2024, 2023 and 2022 were as follows:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Operating lease expenses	$6,401	$7,695	$7,725
Variable lease expenses	1,480	2,536	2,146
Short-term lease expenses	78	243	292
Other lease related expenses	4,207	4,422	5,168
Sublease income	(875)	—	—
Total lease expenses	$11,290	$14,896	$15,331

The amounts in the table above of the component of lease expenses for the years ended January 31, 2023 and 2022 have been revised. This reclassification did not affect total lease expenses on our consolidated statements of operation for the years ended January 31, 2023 and 2022.

During the years ended January 31, 2024 and 2023, we decided to exit certain leased offices primarily due to our workforce operating under remote work environments and a decrease in the employees number, resulting in accelerated operating lease expenses of $0.3 million and $1.5 million, respectively.
Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2024	2023	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,201	$8,272	$8,733
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$23,293	$2,240	$3,756
Weighted average remaining lease terms
Operating leases	8 years	3 years	4 years
Weighted average discount rates
Operating leases	6.5%	4.8%	4.8%

Maturities of lease liabilities as of January 31, 2024 were as follows:

January 31, 2024
(in thousands)	Operating Leases
Year Ending January 31,
2025	$7,450
2026	6,213
2027	4,201
2028	4,063
Thereafter	23,733
Total future minimum lease payments	45,660
Less imputed interest	(12,298)
Total	$33,363

Reported as of January 31, 2024:
Accrued expenses and other current liabilities	$5,413
Operating lease liabilities	27,950
Total	$33,363

LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 10 years. We do not have any finance leases as of January 31, 2024 and 2023.

The components of lease expenses for the years ended January 31, 2024, 2023 and 2022 were as follows:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Operating lease expenses	$6,401	$7,695	$7,725
Variable lease expenses	1,480	2,536	2,146
Short-term lease expenses	78	243	292
Other lease related expenses	4,207	4,422	5,168
Sublease income	(875)	—	—
Total lease expenses	$11,290	$14,896	$15,331

The amounts in the table above of the component of lease expenses for the years ended January 31, 2023 and 2022 have been revised. This reclassification did not affect total lease expenses on our consolidated statements of operation for the years ended January 31, 2023 and 2022.

During the years ended January 31, 2024 and 2023, we decided to exit certain leased offices primarily due to our workforce operating under remote work environments and a decrease in the employees number, resulting in accelerated operating lease expenses of $0.3 million and $1.5 million, respectively.
Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2024	2023	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,201	$8,272	$8,733
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$23,293	$2,240	$3,756
Weighted average remaining lease terms
Operating leases	8 years	3 years	4 years
Weighted average discount rates
Operating leases	6.5%	4.8%	4.8%

Maturities of lease liabilities as of January 31, 2024 were as follows:

January 31, 2024
(in thousands)	Operating Leases
Year Ending January 31,
2025	$7,450
2026	6,213
2027	4,201
2028	4,063
Thereafter	23,733
Total future minimum lease payments	45,660
Less imputed interest	(12,298)
Total	$33,363

Reported as of January 31, 2024:
Accrued expenses and other current liabilities	$5,413
Operating lease liabilities	27,950
Total	$33,363